Trade receivables - Summary of Trade Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of Trade Receivables [Line Items]
Trade receivables	¥ 133,657		¥ 152,256
Provision on impairment	(60,513)		(22,252)	¥ (2,470)
Total	¥ 73,144	$ 10,302	¥ 130,004